Issued capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Issued capital	Issued capital
a) Changes
At 31 December 2022, Banco Santander's share capital consisted of EUR 8,397 million, represented by 16,794,401,584 shares of EUR 0.50 of nominal value each and all of them of a unique class and series.
On 21 March 2023, there was a capital reduction amounting EUR 170,203,286 through the redemption of 340,406,572 shares, corresponding to the share buyback programme carried out in 2022 and ended in January 2023.
Likewise, on 30 June 2023, there was a capital reduction of EUR 134,924,476.50 through the redemption of 269,848,953 shares, corresponding to the share buyback programme during the first half of 2023.
Therefore, Banco Santander's share capital at 31 December 2023 consisted of EUR 8,092 million, represented by 16,184,146,059 shares of EUR 0.50 of nominal value each and all of them of a unique class and series; including 286,842,316 shares corresponding to the first buyback programme of 2023 (see note 1.g.).
On 5 February 2024, a capital reduction of EUR179,283,743.50 took place through the redemption of 358,567,487 shares, corresponding to the share buyback programme carried out in 2023 and ended in January 2024.
On 1 July 2024, a capital reduction of EUR 165,652,500 took place through the redemption of 331,305,000 shares, corresponding to he share buyback programme carried out between February and June 2024.
On 20 December 2024, a capital reduction of EUR 170,890,625 took place through the redemption of 341,781,250 shares, corresponding to he share buyback programme carried out during the second semester of 2024.
Therefore, Banco Santander's share capital at 31 December 2024 consisted of EUR 7,576 million, represented by 15,152,492,322 shares of EUR 0.50 of nominal value each and all of them of a unique class and series.
On 3 June 2025, there was a capital reduction amounting to EUR 133,583,475 through the redemption of 267,166,950 shares, corresponding to the share buyback programme carried out between February and June 2025.
On 23 December 2025, a capital reduction of EUR 98,002,935 took place through the redemption of 196,005,870 shares, corresponding to the share buyback programme carried out during the second semester of 2025.
Aforementioned operations have not entailed the return of contributions to the shareholders as Banco Santander was the owner of the redeemed shares.
Therefore, Banco Santander's share capital at 31 December 2025 consisted of EUR 7,345 million, represented by 14,689,319,502 shares of EUR 0.50 of nominal value each and all of them of a unique class and series.
Banco Santander’s shares are listed on the Spanish Stock Market Interconnection System and on the New York, London, Mexico and Warsaw Stock Exchanges, and all of them have the same features and rights. Santander shares are listed on the London Stock Exchange under Crest Depository Interest (CDI), each CDI representing one Bank’s share. They are also listed on the New York Stock Exchange under American Depositary Shares (ADS), each ADS representing one share. Additionally, Banco Santander's shares were listed on the traditional listing of the Mexican Stock Exchange (BMV) and since 29 December 2023, they were listed only in the International Quotation System of said stock exchange.
As of 31 December 2025, no Banco Santander shareholder individually held more than 3% of its total share capital (which is the threshold generally provided for in Spanish regulations for mandatory notification of a significant participation in a listed company). Even though at 31 December 2025, certain custodians appeared in our shareholder registry as holding more than 3% of our share capital, we understand that those shares were held in custody on behalf of other investors, none of whom exceeded that threshold individually. These custodians were State Street Bank (13.90%), Chase Nominees Limited (7.50%), The Bank of New York Mellon Corporation (7.18%),Citibank (6.40%), BNP Paribas (3.74%), Caceis Bank (3.57%) y The Northern Trust (3.06%).
At 31 December 2025, neither Banco Santander's shareholder registry nor the CNMV's registry showed any shareholder residing in a non-cooperative jurisdiction with a shareholding equal to, or greater than, 1% of our share capital (which is the other threshold applicable under Spanish regulations).
b) Other considerations
Under Spanish law, only shareholders at the general meeting have the authority to increase share capital. However, they may delegate the authority to approve or execute capital increases to the board of directors. Banco Santander´s Bylaws are fully aligned with Spanish law and do not establish any different conditions for share capital increases.
At 31 December 2025 the shares of the following companies were listed on official stock markets: Banco Santander - Chile; Banco Santander (Brasil) S.A. and Santander Bank Polska S.A.
At 31 December 2025 the number of Banco Santander shares owned by third parties and managed by Group management companies (mainly portfolio, collective investment undertaking and pension fund managers) or jointly managed was 33 million shares, which represented 0.22% of Banco Santander’s share capital (40 and 36 million shares, representing 0.26% and 0.22% of the share capital in 2024 and 2023, respectively). In addition, the number of Banco Santander shares owned by third parties and received as security was 28 million shares (equal to 0.19% of the Bank’s share capital).
At 31 December 2025 the capital increases in progress at Group companies and the additional capital authorised by their shareholders at the respective general meetings were not material at Group level (see appendix V)